--------------------------------------------------------------------------------
         SEMI-ANNUAL REPORTS (UNAUDITED)                 MARCH 31, 1998

                            COWEN STANDBY RESERVE
                                  FUND, INC.
                                     AND
                          COWEN STANDBY TAX - EXEMPT
                              RESERVE FUND, INC.

                                    (LOGO)
                               COWEN & COMPANY

--------------------------------------------------------------------------------

                        COWEN STANDBY RESERVE FUND, INC.

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                        SEMI-ANNUAL FINANCIAL STATEMENTS

                                 MARCH 31, 1998

                                  (UNAUDITED)

Chairman's Letter............................................................. 1
Statements of Investments:
  Cowen Standby Reserve Fund, Inc. ........................................... 3
  Cowen Standby Tax-Exempt Reserve Fund, Inc. ................................ 7
Statements of Assets and Liabilities..........................................21
Statements of Operations......................................................22
Statements of Changes in Net Assets...........................................23
Notes to Combined Financial Statements........................................24

CHAIRMAN'S LETTER                                                  MAY 13, 1998

Dear Shareholder:

  We are pleased to report that the Cowen Standby Reserve Fund and the Cowen Standby Tax-Exempt Reserve Fund produced yields well in excess of inflation throughout the semi-annual period ended March 31, 1998. As of that date, the annualized 7-day yields were 4.98% and 3.07%, respectively.

MARKET ACTIVITY

  Over the past six months, investors have been concentrating on the Federal Reserve Board (Fed) and what actions it might take. Between October and December, the consensus opinion was that the Fed would have to raise short-term interest rates in early January to slow down the U.S. economy. However, by the time we entered the first quarter of 1998, the Fed was thought to be on hold with a bias towards lowering interest rates. The reason for the shift in sentiment was the perception that the Asian economic crisis would slow down the U.S. economy without the need for Fed action. As we now know, the Fed stayed on the sidelines during the first quarter of 1998 even though the Asian impact failed to materialize.

  The Federal Funds rate, the rate banks charge each other for overnight loans, remained at 5.5% for the entire six-month period. However by March 31, sentiment had once again switched to the possibility for the Fed to raise rates because the threat from Asia had shown little evidence of slowing down the U.S. economy. Consumer spending was strong throughout the six-month period, as was consumer sentiment. The unemployment rate fell below 5%, and corporations were coping with "job quitters," people who had the confidence to leave their job without having another one lined up. At the same time, interest rates declined for most of the period, and inflation, as measured by the Consumer Price Index, remained under 2%.

INVESTMENT REVIEW

  During the first half of the period, the Cowen Standby Reserve Fund's average maturity was slightly longer than the average money market fund. Although the market had anticipated a rise in interest rates, our view was that the Fed would not tighten. By extending our maturity through January, we were able to lock in higher yields. After a short transition period, we brought down the average maturity in February because we were no longer being compensated to extend out on the yield curve. As of March 31, the average maturity was 48 days, down from 63 days at the beginning of the period.

  While both the Cowen Standby Reserve Fund and Cowen Standby Tax-Exempt Reserve Fund are managed according to expectations regarding interest rates and Fed policy, the Cowen Standby Tax-Exempt Reserve Fund involves additional factors such as the supply and demand of securities and the liquidity needs of investors. For example, the Cowen Standby Tax-Exempt Reserve Fund's average maturity was shorter than average during February and March in preparation for April 15th, since many investors use this fund to pay taxes on their taxable investments.

  In the interest of safety and liquidity, both funds are managed very conservatively. The Cowen Standby Reserve Fund is invested in top tier-rated commercial paper, certificates of deposit and floating rate notes. The Cowen Standby Tax-Exempt Reserve Fund is invested in top tier-rated tax-exempt and floating rate notes.

LOOKING AHEAD

  With the Federal Reserve Board showing less concern about the effects of Asia, we feel the need to concentrate on our own economy in order to understand future Fed activity. It is our view that the fundamentals of low inflation and solid economic growth will not be enough to provoke the Fed to raise rates. With that in mind, we will be extending the average days to maturity longer than the average money market fund, believing that the slightest economic slowdown will give the Fed the leeway to maintain a stable monetary policy.

  We look forward to serving your investment needs in the future.
                                                               Sincerely,

                                                          /s/ JOSEPH M. COHEN
                                                          -------------------
                                                          Joseph M. Cohen
                                                                 Chairman

                        COWEN STANDBY RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                            ANNUALIZED               VALUE
  PRINCIPAL                  DESCRIPTION OF                YIELD ON DATE
   AMOUNT                       SECURITY                    OF PURCHASE


               CERTIFICATE OF DEPOSIT - DOMESTIC - 1.99%

               Bankers Trust New York Corp.
 $30,000,000   04-03-1998                                     5.70%              $   29,999,951
                                                                                 --------------
               Total Certificate of Deposit - Domestic
               (Cost $29,999,951)                                                $   29,999,951
                                                                                 --------------
               COMMERCIAL PAPER - 65.85%

               Aetna Services, Inc.
 $40,000,000   05-14-1998                                     5.60%              $   39,739,611

               American Express Corp.
  40,000,000   04-02-1998                                     5.73                   39,993,811

               American Home Products
  25,000,000   04-16-1998                                     5.63                   24,942,500

               Associates Corp.
  20,000,000   04-22-1998                                     5.63                   20,000,000

               BMW U.S. Capital
  11,200,000   04-02-1998                                     5.64                   11,198,276
  39,365,000   05-11-1998                                     5.64                   39,123,999

               BTR Dunlop Finance Corp.
  30,000,000   04-09-1998                                     5.63                   29,963,467
  30,000,000   05-21-1998                                     5.59                   29,773,333

               Bear Stearn Companies, Inc.
  25,000,000   04-16-1998                                     5.61                   24,942,813

               Bell Atlantic Financial Services
  28,998,000   04-02-1998                                     5.64                   28,993,529

               Countrywide Funding Corporation
  18,649,000   04-02-1998                                     5.67                   18,646,109
  35,000,000   05-26-1998                                     5.66                   34,705,368
  15,000,000   05-28-1998                                     5.68                   14.868,663

               Daimler-Benz Corporation
  25,000,000   04-09-1998                                     5.66                   24,969,167
  30,000,000   04-23-1998                                     5.77                   29,898,433

               Ford Motor Credit Corporation
  35,000,000   04-07-1998                                     5.57                   35,000,000
  30,000,000   05-20-1998                                     5.53                   30,000,000

See notes to combined financial statements

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                            ANNUALIZED               VALUE
  PRINCIPAL                  DESCRIPTION OF                YIELD ON DATE
   AMOUNT                       SECURITY                    OF PURCHASE
               COMMERCIAL PAPER - (CONTINUED)


               General Electric Capital Corp.
 $17,000,000   04-22-1998                                     5.64%              $   16,945,161
  13,500,000   04-22-1998                                     5.64                   13,456,451

               General Motors Acceptance Corp.
  30,000,000   04-30-1998                                     5.61                   30,000,000

               Grand Metropolitan, PLC
  30,000,000   04-15-1998                                     5.81                   29,935,017

               Merrill Lynch & Company Inc.
  25,000,000   05-06-1998                                     5.80                   24,864,861

               Nordbanken
  25,000,000   06-04-1998                                     5.64                   24,756,000

               Penney, J.C. Financial Corporation
  16,000,000   04-02-1998                                     5.60                   15,997,560

               Prudential Funding Corporation
  40,000,000   04-07-1998                                     5.66                   39,963,000
  20,000,000   06-10-1998                                     5.65                   19,786,500

               Riverwoods Funding
  30,000,000   04-16-1998                                     5.66                   29,930,625

               Rose Asset Funding Company, Limited
  25,000,000   04-16-1998                                     5.62                   24,943,021
  30,000,000   04-28-1998                                     5.62                   29,876,925

               Svenska Handelbank
  25,000,000   05-26-1998                                     5.61                   24,791,458
  33,000,000   06-03-1998                                     5.77                   32,678,910

               Toronto Dominion Finance
  27,500,000   06-08-1998                                     5.62                   27,218,461

               Trans America Finance
  22,000,000   04-21-1998                                     5.63                   21,932,533
  18,000,000   04-27-1998                                     5.63                   17,928,240

               Union Bank of Switzerland
  41,000,000   04-01-1998                                     6.08                   41,000,000

See notes to combined financial statements

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                            ANNUALIZED               VALUE
  PRINCIPAL                  DESCRIPTION OF                YIELD ON DATE
   AMOUNT                       SECURITY                    OF PURCHASE
               COMMERCIAL PAPER - (CONTINUED)

               Xerox Corporation
 $35,000,000   04-07-1998                                     5.63%              $   34,967,742
  15,000,000   04-21-1998                                     5.58                   14,954,584
                                                                                 --------------
               Total Commercial Paper
               (Cost $992,686,128)                                               $  992,686,128
                                                                                 --------------
               FLOATING RATE NOTES - 16.36%

               American Express Centurion Bank
 $20,000,000   01-14-1999                                     5.526(b)%          $   20,000,000

               Bankers Trust New York Corporation
  24,000,000   03-18-1999                                     5.570(a)               23,990,941

               Bear Stearns & Co.
  40,000,000   09-16-1998                                     5.669(c)               40,000,000

               Dean Witter/Discover
  25,000,000   08-03-1998                                     5.100(b)               25,005,872

               General Motors Acceptance Corporation
  35,000,000   10-06-1998                                     5.749(c)               35,000,000

               Key Bank Corporation
  30,000,000   02-22-1999                                     5.545(c)               29,988,276

               PHH Corporation
  20,000,000   08-28-1998                                     5.000(b)               19,997,580
  23,000,000   02-10-1999                                     5.582(b)               22,996,992

               WFP Tower B STEERS
  29,622,025   12-08-1998                                     6.030(b)               29,622,025
                                                                                 --------------
               Total Floating Rate Notes
               (Cost $246,601,686)                                               $  246,601,686
                                                                                 --------------
               YANKEE CERTIFICATES OF DEPOSIT - 15.36%
               ABN-AMRO Bank
 $24,000,000   06-19-1998                                     5.93%              $   24,012,379
  25,500,000   03-26-1999                                     5.79                   25,500,000

               Barclays Bank, PLC
  15,000,000   10-22-1998                                     5.91                   14,994,956

               Bayerische Landesbank Girozen
  30,000,000   09-21-1998                                     5.53                   30,022,251

See notes to combined financial statements

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                            ANNUALIZED               VALUE
  PRINCIPAL                  DESCRIPTION OF                YIELD ON DATE
   AMOUNT                       SECURITY                    OF PURCHASE
               YANKEE CERTIFICATES OF
               DEPOSIT - (CONTINUED)

               Royal Bank of Canada
 $30,000,000   05-12-1998                                     5.73%              $   30,009,196
  30,000,000   02-26-1999                                     5.69                   29,984,221

               Societe Generale
  26,000,000   05-01-1998                                     5.51                   25,999,982

               Swiss Bank Corporation
  19,000,000   07-02-1998                                     5.95                   19,002,025
  15,000,000   07-17-1998                                     5.79                   14,999,330
  17,000,000   08-28-1998                                     5.90                   16,998,987
                                                                                 --------------
               Total Yankee Certificates of Deposit
               (Cost $231,523,327)                                               $  231,523,327
                                                                                 --------------
                TOTAL INVESTMENTS
                (Cost $1,500,811,092)........    99.56%                          $1,500,811,092
                Cash and Receivables,
                Less Payables (net)..........     0.44%                               6,577,384
                                                 -----                           --------------
                Net Assets...................   100.00%                          $1,507,388,476
                                                ======                           ==============

Notes:
(a)  -- Prime rate instruments reflect rate as of 03-31-1998
(b)  -- 1 Month Libor rate instruments reflect rate as of 03-31-1998
(c)  -- 3 Month Libor rate instruments reflect rate as of 03-31-1998

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

 $ 400,000      Alabama Special Care Facility
                Montgomery Hospital Floating Rate
                Demand Note
                Series 1985
                (7-Day Put, 7-Day Change)
                04-01-2015                                        3.65%#             $    400,000
 2,160,000      Alaska State Industrial Development
                Authority
                Lot 6
                (7-Day Put, 7-Day Change)
                07-01-2001                                        3.75 #                2,160,000
 1,000,000      Alaska State Housing Financing Corporation
                Series C, Floating Rate Demand Note
                (7-Day Put, 7-Day Change)
                06-01-2026                                        3.85 #                1,000,000
 3,000,000      Allegheny County, PA Industrial Development
                Authority Pollution Control Revenue Bonds,
                Series 1986
                (Mandatory Put 06-10-1998)
                05-01-2002                                        3.50                  3,000,000
 2,100,000      Allegheny County, PA Industrial Development
                Authority Revenue Bonds, Longwood at
                Oakmont Project B
                (Daily Put, Daily Change)
                07-01-2027                                        3.90 #                2,100,000
 1,200,000      Arizona Health Facilities Authority
                Revenue Bonds
                (7-Day Put, 7-Day Change)
                10-01-2015                                        3.65 #                1,200,000
 1,750,000      City of Belleville, IL Industrial
                Development Revenue Refunding Bonds,
                (Wetterau Inc. Project), Series 1991
                (7-Day Put, 7-Day Change)
                12-01-2008                                        3.80 #                1,750,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

 $ 600,000      Bexar County, TX Housing Finance
                Corporation Park Hill Project Series 88-B
                (7-Day Put, 7-Day Change)
                06-01-2005                                        3.85%#             $    600,000
 1,100,000      Billings, MT Industrial Development Revenue
                Adjustable Tender Notes
                (7-Day Put, 7-Day Change)
                12-01-2014                                        3.70 #                1,100,000
 1,000,000      Brazos River, TX Harbor Navigation District
                Pollution Control Revenue Bonds, Project A
                (Mandatory Put 04-09-1998)
                03-01-2005                                        3.50                  1,000,000
 1,300,000      Burlington, KS Pollution Control Revenue
                Notes
                Kansas City Power and Light Project Series
                A
                (Mandatory Put 04-06-1998)
                09-01-2015                                        3.70                  1,300,000
 3,150,000      Burlington, KS Pollution Control Revenue
                Notes
                Kansas City Power and Light Project
                (Mandatory Put 05-12-1998)
                10-01-2017                                        3.30                  3,150,000
 2,300,000      Claiborne County, MS Pollution Control
                Revenue Bonds
                National Rural Electric/Southern
                Mississippi Electric Power Association,
                Series 1985G-2
                (Mandatory Put 06-10-1998)
                12-01-2015                                        3.50                  2,300,000
 1,100,000      Clarksville, TN Public Building Authority
                Pooled Financial Series
                (7-Day Put, 7-Day Change)
                12-01-2000                                        3.65 #                1,100,000
 6,080,000      Clayton County, GA Housing Finance
                Authority
                (7-Day Put, 7-Day Change)
                01-01-2021                                        3.70 #                6,080,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$4,000,000      Cohasset, MN Revenue Bonds, Minnesota Power
                and Light Industrial Refunding Project A
                (Daily Put, Daily Change)
                06-01-2020                                        3.90%#             $  4,000,000
 2,000,000      State of Colorado General Fund Tax and
                Revenue Anticipation Notes, Cash Flow
                Management, Series 97-A
                06-26-1998                                        3.85                  2,002,948
 1,000,000      Columbia, AL Industrial Development Board,
                Pollution Control Revenue Bonds, Alabama
                Power Co. Project D
                (Daily Put, Daily Change)
                10-01-2022                                        3.75 #                1,000,000
 3,000,000      State of Connecticut, Special Assessment
                Unemployment Compensation Advance Fund
                Revenue Bonds, (Connecticut Unemployment
                Revenue Bonds) 1993 Series C
                07-01-1998                                        3.90                  3,000,000
 1,000,000      Cornell Township, MI Economic Development
                Corporation Environmental Improvement
                Revenue Bonds
                (Daily Put, Daily Change)
                11-01-2016                                        3.70 #                1,000,000
   800,000      DeKalb Private Hospital Authority, Georgia
                (Egleston Children's Hospital at Emory
                University, Inc. Project) Revenue
                Anticipation Certificates Series 1994A
                (7-Day Put, 7-Day Change)
                03-01-2024                                        3.70 #                  800,000
 2,000,000      Delaware State Economic Development
                Authority Industrial Development Revenue
                Bonds
                Delmarva Power & Light Co Gas Facilities
                Project C
                (7-Day Put, 7-Day Change)
                10-01-2028                                        3.70 #                2,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$1,000,000      Delaware State General Obligation Notes
                05-01-1998                                        3.73%              $  1,002,464
 3,200,000      Delaware Valley, PA Regional Finance
                Authority Local Government Revenue Bonds
                Series A
                (7-Day Put, 7-Day Change)
                12-01-2017                                        3.65 #                3,200,000
 1,000,000      District of Columbia, Revenue Bonds,
                The American University Issue, Series 1985A
                (7-Day Put, 7-Day Change)
                10-01-2015                                        3.75 #                1,000,000
 1,095,000      District of Columbia, Revenue Bonds,
                The American University Issue, Series 1986A
                (7-Day Put, 7-Day Change)
                12-01-2015                                        3.75 #                1,095,000
 3,400,000      District of Columbia, Revenue Bonds,
                Georgetown University Issue, Series 1988D
                (7-Day Put, 7-Day Change)
                04-01-2017                                        3.70 #                3,400,000
 1,090,000      District of Columbia General Obligation
                Revenue Refunding Bonds, Series B
                (Pre-refunded to 06-01-1998 @ 101.5)
                06-01-2005                                        3.85                  1,111,396
 1,800,000      District of Columbia General Obligation
                Revenue Refunding Bonds, Series B
                (Pre-refunded to 06-01-1998 @ 101.5)
                06-01-2002                                        3.80                  1,835,490
 1,500,000      Farmington, NM Pollution Control Revenue
                Bonds Arizona Public Service Company,
                Series A
                (Daily Put, Daily Change)
                05-01-2024                                        3.75 #                1,500,000
 1,230,000      Florida Housing Finance Agency--Reference
                Multi-Family Housing EEE Carlton Project
                (7-Day Put, 7-Day Change)
                12-01-2008                                        3.75 #                1,230,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$3,200,000      Florida Housing Finance Agency--Reference
                Multi-Family Hillsboro, Series D
                (7-Day Put, 7-Day Change)
                12-01-2009                                        3.85%#             $  3,200,000
 1,000,000      Greensboro, NC General Obligation Note
                Public Improvements-Sewer Project, Series B
                (7-Day Put, 7-Day Change)
                04-01-2007                                        3.70 #                1,000,000
   700,000      Hanover, MA Bond Anticipation Notes
                05-28-1998                                        3.96                    700,315
 1,050,000      Harris County, TX General Obligation
                Unlimited Highway Toll Revenue
                Pre-refunding Bonds
                (Pre-refunded to 08-01-1998 @ 102)
                08-01-2015                                        3.825                 1,085,427
 1,000,000      Honolulu, HI City and County Tax-Exempt
                Commercial Paper
                08-13-1998                                        3.80                  1,000,000
   300,000      Illinois Health Facility Authority Hospital
                Revenue Bonds, Sisters of Charity Project,
                Series E
                (7-Day Put, 7-Day Change)
                12-01-2015                                        3.70 #                  300,000
   500,000      Illinois Health Facility Authority Hospital
                Revenue Bonds, Decatur Memorial Hospital
                Project A
                (7-Day Put, 7-Day Change)
                11-15-2024                                        3.70 #                  500,000
 2,000,000      Illinois Health Facility Authority Hospital
                Revenue Bonds, Alexian Brothers Medical
                Center Project D
                (Mandatory Put 06-08-1998)
                01-01-2005                                        3.60                  2,000,000
 1,800,000      Illinois State Toll Highway Authority,
                Priority Revenue Bonds Series B
                (7-Day Put, 7-Day Change)
                01-01-2010                                        3.65 #                1,800,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$2,000,000      Independence, MO Water Utility District
                Revenue Bonds Water Utility Improvements
                (Mandatory Put 04-01-1998)
                11-01-2018                                        3.25%              $  2,000,000
 2,000,000      Independence, MO Water Utility District
                Revenue Bonds Water Utility Improvements
                (Mandatory Put 05-01-1998)
                11-01-2016                                        3.40                  2,000,000
 2,000,000      Indian River County, FL Hospital District
                Revenue Bonds Sunhealth Network Project
                1990
                (Mandatory Put 06-01-1998)
                10-01-2024                                        3.55                  2,000,000
 2,000,000      City of Indianapolis, IN Multi-Family
                Housing Revenue Refunding Bonds
                (Canal Square Project)
                (7-Day Put, 7-Day Change)
                12-01-2015                                        3.70 #                2,000,000
 3,000,000      Intermountain Power Agency of Utah,
                Electric Light and Power Improvements,
                Power Supply Revenue Bonds Series 1985-E
                (Mandatory Put 04-09-1998)
                07-18-2019                                        3.20                  3,000,000
 1,500,000      Jacksonville, FL Electric Authority
                Revenue Bonds Series C-1
                06-09-1998                                        3.40                  1,500,000
 2,250,000      Jacksonville, FL Electric Authority
                Revenue Bonds Series C-1
                06-09-1998                                        3.45                  2,250,000
 5,000,000      Jefferson Parish, LA Hospital Service
                District #001 Hospital Revenue Bonds,
                Jefferson Medical Center
                (7-Day Put, 7-Day Change)
                01-01-2026                                        3.70 #                5,000,000
 3,000,000      King County, WA Sewer System Revenue Notes
                Series A, Commercial Paper
                06-01-1998                                        3.50                  3,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$2,700,000      La Cygne, KS Environmental Improvement
                Revenue Notes, Kansas City Power and Light
                Co. Project
                (7-Day Put, 7-Day Change)
                03-01-2015                                        3.80%#             $  2,700,000
 1,820,000      Las Vegas, NV General Obligation Notes
                Sewer System Improvements
                (Pre-refunded to 01-01-1999 @ 102)
                01-01-2001                                        3.75                  1,897,288
 1,600,000      Lehigh County, PA General Purpose Authority
                Revenue Bonds, Lehigh Valley Hospital
                Series A
                (Daily Put, Daily Change)
                07-01-2028                                        3.70 #                1,600,000
   200,000      Los Angeles, CA Regional Airport
                Improvement Corporation Lease Revenue
                Bonds, Los Angeles International Airport
                Series 2
                (Daily Put, Daily Change)
                12-01-2025                                        3.75 #                  200,000
 1,500,000      Los Angeles, CA Regional Airport
                Improvement Corporation Lease Revenue
                Bonds, Los Angeles International Airport
                Series A
                (Daily Put, Daily Change)
                12-01-2024                                        3.75 #                1,500,000
 3,000,000      Los Angeles County, CA 1987-1998 Tax
                Revenue Anticipation Notes, Series A, Cash
                Flow Management
                06-30-1998                                        3.85                  3,004,629
 3,100,000      Louisiana Public Facilities Authority,
                Hospital Revenue Bonds, Lady of the Lake
                Medical Center
                (Mandatory Put 04-01-1998)
                08-01-2012                                        3.45                  3,100,000
 1,000,000      Louisiana Public Facilities Authority,
                Hospital Revenue CP Program
                (7-Day Put, 7-Day Change)
                12-01-2000                                        3.70 #                1,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

 $ 450,000      Louisiana Public Facilities Authority,
                Revenue Bonds--College & University
                Equipment and Capital, Series A
                (7-Day Put, 7-Day Change)
                08-01-2010                                        3.70%#             $    450,000
 1,900,000      Louisiana Public Facilities Authority,
                Revenue Bonds--Sister of Charity Project
                Series E
                (7-Day Put, 7-Day Change)
                07-01-2023                                        3.70 #                1,900,000
 4,000,000      Louisiana Public Facilities Authority Multi
                Family Housing Revenue Bonds, (Willis
                Knighton Medical Center Project) Series
                1988
                (7-Day Put, 7-Day Change)
                09-01-2023                                        3.70 #                4,000,000
 1,500,000      Louisiana State General Obligation
                Unlimited, Refunding Bonds, Series A
                08-01-1998                                        3.50                  1,505,557
   200,000      Lynchburg, VA Industrial Development
                Authority Hospital Revenue Bonds, (VHA
                Mid-Atlantic States, Inc. Capital Asset
                Financing Project), Series 1985D
                (7-Day Put, 7-Day Change)
                12-01-2025                                        3.70 #                  200,000
 4,200,000      Maryland State Health and Higher Education
                Facilities Authority Revenue Notes
                (7-Day Put, 7-Day Change)
                04-01-2035                                        3.65 #                4,200,000
   650,000      Mason County, KY Pollution Control Revenue
                Bonds, Kentucky Power-National Rural
                Electric Project B-1
                (7-Day Put, 7-Day Change)
                10-15-2014                                        3.75 #                  650,000
 2,000,000      Massachusetts Bay Authority Tax Revenue
                Anticipation Notes, Series C
                04-09-1998                                        3.20                  2,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$1,560,000      Metropolitan Government of Nashville and
                Davidson County, TN Electric Revenue Bonds
                Series B
                05-15-1998                                        3.80%              $  1,561,641
   315,000      Michigan State Hospital Finance Authority
                Revenue Bonds, Hospital Equipment Loan
                Program
                (7-Day Put, 7-Day Change)
                06-01-2001                                        3.65 #                  315,000
 1,400,000      Michigan State Hospital Finance Authority
                Revenue Bonds, Hospital Equipment Loan
                Program
                (7-Day Put, 7-Day Change)
                12-01-2023                                        3.75 #                1,400,000
 1,000,000      Michigan State Underground Storage Tank
                Financial Assistance Corporation Notes
                Series 1
                (Mandatory Put 05-15-1998)
                12-01-2004                                        3.25                  1,000,000
 2,200,000      Missouri State Environmental Improvement
                and Energy Research Authority, Pollution
                Control Revenue Bonds, Union Electric
                Project Series A
                (Mandatory Put 07-30-1998)
                06-01-2015                                        3.45                  2,200,000
 1,000,000      Missouri State Environmental Improvement
                and Energy Research Authority, Pollution
                Control Revenue Bonds, Union Electric
                Project Series A
                (Mandatory Put 04-03-1998)
                06-01-2015                                        3.35                  1,000,000
   700,000      Missouri State Environmental Improvement
                and Energy Research Authority, Pollution
                Control Revenue Bonds, National Rural
                Project
                (7-Day Put, 7-Day Change)
                12-15-2003                                        3.75 #                  700,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$3,000,000      Moffat Country, CO Pollution Control
                Revenue Bonds, Colorado-Ute Electric
                Authority Project
                (7-Day Put, 7-Day Change)
                07-01-2010                                        3.75%#             $  3,000,000
 2,000,000      Monroe County, GA Development Authority
                Pollution Control Revenue Bonds, Georgia
                Power Scherer Project First Series
                (Daily Put, Daily Change)
                07-01-2025                                        3.75 #                2,000,000
 1,000,000      Municipal Electric Authority of Georgia,
                Revenue Bonds Series A
                (Mandatory Put 08-14-1998)
                01-04-2009                                        3.55                  1,000,000
 2,000,000      Municipal Electric Authority of Georgia,
                Revenue Bonds Project One, Series 1994 D
                (7-Day Put, 7-Day Change)
                01-01-2022                                        3.70 #                2,000,000
 1,100,000      National Rural Utilities Authority,
                Industrial Development Board of the Town of
                Chatom, AL
                Alabama Electric Co-Op Project
                (Mandatory Put 09-11-1998)
                03-01-2008                                        3.55                  1,100,000
 2,000,000      New Hampshire Higher Education Facility
                Authority, Veterans Housing Authority
                Revenue Bonds Series E
                (7-Day Put, 7-Day Change)
                12-01-2025                                        3.70 #                2,000,000
 1,000,000      New Jersey State Highway Authority, Garden
                State Parkway Toll Revenue Bonds
                (Pre-refunded to 01-01-1999 @ 102)
                01-01-2004                                        3.53                  1,046,993
 2,000,000      New Jersey State Tax Revenue Anticipation
                Notes Series 1998 A
                04-01-1998                                        3.35                  2,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

 $ 350,000      New Mexico State Hospital Equipment
                Revenue Bonds
                (7-Day Put, 7-Day Change)
                05-01-2009                                        3.60%#             $    350,000
 2,500,000      New York City General Obligation Bonds
                Subseries 1996-J3
                (Mandatory Put 04-07-1998)
                02-15-2016                                        3.75                  2,500,000
 3,000,000      New York City General Obligation Series
                1995 B-9
                (Mandatory Put 04-07-1998)
                08-15-2023                                        3.15                  3,000,000
 1,000,000      New York, NY Municipal Water Finance
                Authority Water and Sewer System Revenue
                Notes
                (Daily Put, Daily Change)
                06-15-2025                                        4.00 #                1,000,000
 3,000,000      New York State Environmental Quality
                Authority Revenue Bonds, Series 1997-A
                06-11-1998                                        3.40                  3,000,000
 1,280,000      Omaha, NE General Obligation Bonds, Public
                Improvement Projects
                12-15-1998                                        3.80                  1,286,149
 2,500,000      Orange County, FL Health Facilities
                Authority Revenue Bonds, Pooled Hospital
                Loan Program, Series 1985
                (Mandatory Put 04-02-1998)
                12-01-2025                                        3.40                  2,500,000
 2,000,000      Otero County, CO Industrial Development
                Authority Citizens Utilities Refunding
                Bonds
                (Mandatory Put 08-13-1998)
                08-01-2020                                        3.55                  2,000,000
   740,000      Pennsylvania Infrastructure Investment
                Authority Revenue Bonds, Water Utility
                Improvements
                09-01-1998                                        3.70                    741,194

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$1,000,000      Person County, NC Industrial Facilities and
                Pollution Control Finance Authority
                Revenue-Carolina Power and Light Project
                Series A
                (7-Day Put, 7-Day Change)
                11-01-2019                                        3.80%#             $  1,000,000
 1,500,000      Platte River Power Authority, CO Electrical
                Power and Light Revenue Bonds, Series S-1
                (Mandatory Put 08-10-1998)
                06-01-2018                                        3.50                  1,500,000
 1,100,000      Port of Portland, OR Pollution Control
                Revenue Bonds Industrial Refunding of
                Reynold Metals Project
                (Daily Put, Daily Change)
                12-01-2009                                        3.75 #                1,100,000
 2,000,000      Racine, WI Unified School District Tax
                Revenue Anticipation Notes, Cash Flow
                Management
                08-24-1998                                        3.85                  2,003,045
 1,450,000      Rochester, MN Health Care Facilities
                Revenue Bonds, Mayo Foundation/Mayo Medical
                Center Series 88-F
                (Mandatory Put 04-01-1998)
                11-15-2017                                        3.10                  1,450,000
 3,000,000      Rockport, IN Pollution Control Revenue
                Notes Indiana-Michigan Power
                Company-Project B
                (7-Day Put, 7-Day Change)
                06-01-2025                                        3.65 #                3,000,000
 1,000,000      Saint Claire County, AL Industrial
                Development Revenue Bonds (National Cement
                Company, Inc. Project)
                (7-Day Put, 7-Day Change)
                03-01-2005                                        3.70 #                1,000,000
 1,600,000      Seattle, WA Municipal Light & Power Revenue
                Bonds
                (7-Day Put, 7-Day Change)
                11-01-2018                                        3.65 #                1,600,000
   500,000      Seattle, WA Water System Revenue Bonds
                (7-Day Put, 7-Day Change)
                09-01-2025                                        3.65 #                  500,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$2,200,000      Port of Seattle, Washington General
                Obligation Bonds
                (7-Day Put, 7-Day Change)
                01-01-2005                                        3.65%#             $  2,200,000
 3,020,000      Port of Seattle, Washington General
                Obligation Bonds
                04-01-1998                                        3.45                  3,020,000
 1,000,000      City of Sheridan, AR Industrial Development
                Revenue Bonds, (H.H. Robertson Co.
                Project), Series 1988A
                (7-Day Put, 7-Day Change)
                08-01-1998                                        3.80 #                1,000,000
    50,000      South Carolina Jobs Economic Development
                Authority, Industrial Development Revenue
                Bonds, Series 1987A
                (Daily Put, 7-Day Change)
                11-01-2007                                        3.80 #                   50,000
 1,705,000      Tarrant County, TX Housing Finance
                Corporation Revenue Bonds, Multi-Family
                Housing-SF Apartments
                (7-Day Put, 7-Day Change)
                11-01-2017                                        3.75 #                1,705,000
 3,000,000      Tennessee State School Bond Authority
                Higher Education Improvements, Series A
                04-08-1998                                        3.35                  3,000,000
 2,000,000      Tennessee State School Bond Authority
                Higher Education Improvements, Series A
                08-27-1998                                        3.50                  2,000,000
   700,000      Texas Higher Education Authority, Inc.
                Series B
                (7-Day Put, 7-Day Change)
                12-01-2025                                        3.70 #                  700,000
   960,000      Texas Hospital Equipment Financing
                Authority Revenue Bonds
                (7-Day Put, 7-Day Change)
                04-07-2005                                        4.20 #                  960,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                 MARCH 31, 1998
                                  (UNAUDITED)

                            DESCRIPTION OF BOND                 ANNUALIZED               VALUE
 PRINCIPAL                                                     YIELD ON DATE
   AMOUNT                                                       OF PURCHASE

$2,000,000      Topeka, KS General Obligation Temporary
                Notes Cash Flow Management Series A
                07-15-1998                                        3.75%              $  2,001,391
 1,200,000      University of North Carolina School of
                Medicine and Ambulatory Care Clinic Revenue
                Bonds
                (7-Day Put, 7-Day Change)
                07-01-2012                                        3.75 #                1,200,000
 2,000,000      Virginia Commonwealth Instrumentality Notes
                Series 1997
                04-01-1998                                        3.60                  2,000,000
 1,100,000      Virginia Commonwealth Instrumentality Notes
                Series 1997
                05-27-1998                                        3.40                  1,100,000
 1,380,000      West Allis, WI Unlimited Refunding Bonds
                Series C
                06-01-1998                                        3.50                  1,381,497
 2,100,000      Wisconsin Health & Educational Facilities
                Authority, Revenue ACES, Health Care
                Project A
                (7-Day Put, 7-Day Change)
                06-01-2006                                        3.65 #                2,100,000
 2,512,000      Wisconsin State Transportation Revenue
                Notes Series 1997-A
                04-07-1998                                        3.65                  2,512,000
                                                                                     ------------
                 TOTAL INVESTMENTS
                 (Cost $200,444,424).............    99.20%                          $200,444,424
                 Cash and Receivables, Less
                 Payables (net)..................     0.80%                             1,607,003
                                                     -----                            -----------
                 Net Assets......................   100.00%                          $202,051,427
                                                    ======                           ============

---------------
Notes: #--Variable Rate Instruments Reflect Rate as of 03-31-1998

       93.8% of the investment values above are supported by Letters of Credit, guarantees or other credit enhancements.

See notes to combined financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998
                                  (UNAUDITED)

                                                                               COWEN STANDBY
                                                   COWEN STANDBY                 TAX-EXEMPT
                                                 RESERVE FUND, INC.          RESERVE FUND, INC.
ASSETS
  Investments in securities, at value - Note

    A(1)                                           $1,500,811,092               $200,444,424

  Cash                                                    963,204                    742,520

  Interest receivable                                   9,092,102                  1,159,693

  Prepaid expenses                                        102,293                     30,589
                                                 ----------------            ---------------
       TOTAL ASSETS                                 1,510,968,691                202,377,226
                                                 ----------------            ---------------
LIABILITIES
                                                          648,023                     71,143
  Due to investment manager - Note B
                                                          502,898                     53,282
  Accrued expenses

  Dividends payable                                     2,429,294                    201,374
                                                 ----------------            ---------------
       TOTAL LIABILITIES                                3,580,215                    325,799
                                                 ----------------            ---------------
NET ASSETS                                         $1,507,388,476               $202,051,427
                                                 ================            ===============
Represented By:
                                                   $1,509,032,817               $202,069,969
  Paid-in capital
                                                       (1,644,341)                   (18,542)
  Accumulated net realized loss on investments
                                                 ----------------            ---------------
NET ASSETS AT VALUE, applicable to
  1,509,032,817 outstanding shares of $.01 par
  value Common Stock for SRF and 202,069,969
  outstanding shares of $.001 par value Common
  Stock for STE (2,000,000,000 and                 $1,507,388,476               $202,051,427
  1,000,000,000 shares authorized for SRF and
  STE, respectively)
                                                 ================            ===============

Offering and redemption price per share            $         1.00               $       1.00
                                                 ================            ===============

See notes to combined financial statements

                            STATEMENTS OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 1998
                                  (UNAUDITED)

                                                                                   COWEN STANDBY
                                                    COWEN STANDBY                    TAX-EXEMPT
                                                  RESERVE FUND, INC.             RESERVE FUND, INC.
INVESTMENT INCOME

  Interest income                                    $39,742,291                      $3,436,487
                                                  --------------                  --------------
EXPENSES

  Investment management fee - Note B                   3,486,727                         475,743

  Shareholder servicing costs and custodian fee          882,268                          70,385

  Federal and State registration fees                     88,532                          28,476

  Professional fees                                       25,431                          19,945

  Directors' fees and expenses - Note B                   12,465                          12,465

  Prospectus and shareholders' reports                    77,316                           4,987

  Miscellaneous                                           41,088                           7,009
                                                  --------------                  --------------
       Total Expenses                                  4,613,827                         619,010

         Less: Investment management fee
           waived - Note B                                    --                         (95,149)
                                                  --------------                  --------------
       Net Expenses                                    4,613,827                         523,861
                                                  --------------                  --------------
  Investment Income - net                             35,128,464                       2,912,626

  Net realized gain on investments                        50,536                              --
                                                  --------------                  --------------
  Net Increase in Net Assets Resulting From
    Operations                                       $35,179,000                      $2,912,626
                                                  ==============                  ==============

See notes to combined financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    COWEN STANDBY
                                  COWEN STANDBY                      TAX-EXEMPT
                                RESERVE FUND, INC.               RESERVE FUND, INC.
                         --------------------------------   -----------------------------
                           SIX MONTHS           YEAR         SIX MONTHS         YEAR
                              ENDED            ENDED            ENDED           ENDED
                            MARCH 31,      SEPTEMBER 30,      MARCH 31,     SEPTEMBER 30,
                              1998              1997            1998            1997
                         ---------------   --------------   -------------   -------------
                           (UNAUDITED)                       (UNAUDITED)
                         ---------------   --------------   -------------   -------------
OPERATIONS
  Investment
    income - net         $   35,128,464    $  60,027,267    $  2,912,626    $  5,554,691

  Net realized gain on
    investments                  50,536           70,086              --              --
                         --------------    -------------    ------------    ------------
  Net increase in net
    assets resulting
    from operations          35,179,000       60,097,353       2,912,626       5,554,691

DIVIDENDS TO
SHAREHOLDERS FROM

  Investment
    income - net            (35,128,464)     (60,027,267)     (2,912,626)     (5,554,691)

COMMON STOCK
TRANSACTIONS
(NET) - NOTE C              169,871,155      235,452,289      14,838,353      16,157,580
                         --------------    -------------    ------------    ------------
  Total increase in net
    assets                  169,921,691      235,522,375      14,838,353      16,157,580

NET ASSETS

  Beginning of period     1,337,466,785    1,101,944,410     187,213,074     171,055,494
                         --------------    -------------    ------------    ------------
  End of period          $1,507,388,476   $1,337,466,785    $202,051,427    $187,213,074
                         ==============   ==============    ============    ============

See notes to combined financial statements

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                     NOTES TO COMBINED FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: General: Cowen Standby Reserve Fund, Inc. (SRF) and Cowen Standby Tax-Exempt Reserve Fund, Inc. (STE) are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Cowen & Company ("Cowen") serves as each company's Investment Manager and acts as the exclusive distributor of each company's shares, which are sold without a sales charge. On February 22, 1998, Cowen entered into an agreement with Societe Generale ("SG") to sell Cowen's business to SG (the "Acquisition"). SG is a leading international commercial and investment bank based in France. Under the terms of the Acquisition, Cowen's business will be combined with Societe Generale Securities Corporation, a subsidiary of SG, to form SG Cowen Securities Corporation ("SG Cowen"). A division or affiliate of SG Cowen will serve as the new investment manager to the Funds after the Acquisition. It is each company's policy to maintain a continuous net asset value per share of $1.00; each company has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.
  The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
  (1) PORTFOLIO VALUATION: Each company values its investments at amortized cost, which has been determined by the Board of Directors of each company to represent the fair value of each company's investments.
  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.
  (3) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each company to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.
  (4) FEDERAL INCOME TAXES: It is the policy of each company to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
  At March 31, 1998, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
  At September 30, 1997, SRF and STE had unused capital loss carryovers of approximately $1,695,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001 and in fiscal 2000, 2001 and 2002, respectively.

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES: Fees paid by each company to Cowen pursuant to the

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (CONTINUED)
                                  (UNAUDITED)

provisions of Investment Management Agreements are payable monthly, based on an annual rate of .50 of 1%, of the average daily value of that company's net assets.
Cowen has waived $95,149 of its Investment Management Fee from STE during the six months ended March 31, 1998.
  Directors who are not officers, directors, partners, stockholders or employees of Cowen or its affiliates receive from each company a fee of $3,000 per annum plus $500 per meeting attended and $375 for each audit committee attended and reimbursement for travel and out-of-pocket expenses.
NOTE C - COMMON STOCK TRANSACTIONS: At March 31, 1998, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.
  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                              SRF
                                  -----------------------------------------------------------
                                                                             YEAR
                                           SIX MONTHS                       ENDED
                                             ENDED                      SEPTEMBER 30,
                                         MARCH 31, 1998                      1997
                                       ------------------             ------------------
Shares sold                                $3,386,585                     $6,044,992

Dividends reinvested                           33,525                         57,167
                                           -------------                  -------------
                                            3,420,110                      6,102,159
Shares redeemed                            (3,250,239)                    (5,866,707)
                                           -------------                  -------------
Net increase                               $  169,871                     $  235,452
                                           =============                  =============

                                                              STE
                                  -----------------------------------------------------------
                                                                             YEAR
                                           SIX MONTHS                       ENDED
                                             ENDED                      SEPTEMBER 30,
                                         MARCH 31, 1998                      1997
                                       ------------------             ------------------
Shares sold                                $ 406,529                      $ 786,951

Dividends reinvested                           2,824                          5,356
                                           ------------                   ------------
                                             409,353                        792,307
Shares redeemed                             (394,515)                      (776,149)
                                           ------------                   ------------
Net increase                               $  14,838                      $  16,158
                                           ============                   ============

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (CONTINUED)
                                  (UNAUDITED)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each period:

                                                                         SRF
                             SIX MONTHS     --------------------------------------------------------------
                               ENDED                           YEAR ENDED SEPTEMBER 30,
                             MARCH 31,      --------------------------------------------------------------
                                1998           1997           1996         1995        1994        1993
                           --------------   -----------    -----------   ---------   ---------   ---------
                            (UNAUDITED)
NET ASSET VALUE
  Beginning of Period        $     1.00     $     1.00     $     1.00    $   1.00    $   1.00    $   1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income            0.03           0.05           0.05        0.05        0.03        0.03
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income             (0.03)         (0.05)         (0.05)      (0.05)      (0.03)      (0.03)
                             ----------     ----------     ----------    --------    --------    --------
NET ASSET VALUE
  End of Period              $     1.00     $     1.00     $     1.00    $   1.00    $   1.00    $   1.00
                             ==========     ==========     ==========    ========    ========    ========
Total Return                       5.08%(1)       4.98%          4.97%       5.23%       3.14%       3.07%

RATIOS/SUPPLEMENTAL DATA
  Net Assets (000
    omitted)                 $1,507,388     $1,337,467     $1,101,944    $890,888    $692,609    $682,379
  Ratio of Expenses to
    Average Net Assets             0.66%(1)       0.69%          0.71%       0.71%       0.64%       0.68%
  Ratio of Net Investment
    Income to Average Net
    Assets                         5.04%(1)       4.89%          4.89%       5.13%       3.11%       3.00%

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

              NOTES TO COMBINED FINANCIAL STATEMENTS - (CONTINUED)
                                  (UNAUDITED)

NOTE D - (continued)

                                                                           STE
                                 SIX MONTHS     ----------------------------------------------------------
                                   ENDED                         YEAR ENDED SEPTEMBER 30,
                                 MARCH 31,      ----------------------------------------------------------
                                    1998          1997         1996        1995        1994        1993
                               --------------   ---------    ---------   ---------   ---------   ---------
                                (UNAUDITED)
NET ASSET VALUE
  Beginning of Period            $     1.00     $   1.00     $   1.00    $   1.00    $   1.00    $   1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income                0.02         0.03         0.03        0.03        0.02        0.02
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                 (0.02)       (0.03)       (0.03)      (0.03)      (0.02)      (0.02)
                                 ----------     --------     --------    --------    --------    --------
NET ASSET VALUE
  End of Period                  $     1.00     $   1.00     $   1.00    $   1.00    $   1.00    $   1.00
                                 ==========     ========     ========    ========    ========    ========
Total Return                           3.08%(1)     3.11%        3.07%       3.19%       2.11%       2.03%

RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)       $  202,051     $187,213     $171,055    $122,536    $120,704    $116,618
  Ratio of Expenses to
    Average Net Assets*                0.55%(1)     0.56%        0.59%       0.61%       0.58%       0.62%
  Ratio of Net Investment
    Income to Average Net
    Assets*                            3.07%(1)     3.07%        3.01%       3.14%       2.03%       1.99%

INVESTMENT ADVISORY FEES
  WAIVED
  Amount                         $   95,149     $181,100     $156,993    $124,784    $130,483    $119,582
  Ratio to Average Net Assets          0.10%        0.10%        0.10%       0.10%       0.10%       0.10%

*NET OF WAIVER

---------------
(1) Annualized.

                        COWEN STANDBY RESERVE FUND, INC.
                                      AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                                Financial Square
                               New York, NY 10005

                                   DIRECTORS
                           Joseph M. Cohen, Chairman

                                 JAMES H. CAREY
                                DR. PETER P. GIl
                              DR. MARTIN J. GRUber
                               GERALD P. KAMINSky
                               CREIGHTON H. PEEt
                                BURTON J. WEISS

                                    OFFICERS
JOSEPH M. COHEN, Chairman of the Board of Directors and Chief Executive Officer
                           DAVID R. SARNS, President
            CREIGHTON H. PEET, Treasurer and Chief Financial Officer
                           RODD M. BAXTER, Secretary
                 GERALD P. KAMINSKY, Senior Investment Officer
                      ALAN E. KOEPPLIN, Investment Officer
                 GORDON G. IFILL, Assistant Investment Officer
                         IRWOOD SCHLACKMAN, Controller

             INVESTMENT ADVISER                               CUSTODIAN
               & DISTRIBUTOR                      Investors Fiduciary Trust Company
              Cowen & Company                              P.O. Box 419111
              Financial Square                          Kansas City, MO 64141
             New York, NY 10005

               LEGAL COUNSEL                                TRANSFER AGENT
          Willkie Farr & Gallagher                            DST, Inc.
            One Citicorp Center                          210 West 10th Street
            153 East 53rd Street                        Kansas City, MO 64105
             New York, NY 10022
                                  INDEPENDENT AUDITORS
                                    Ernst & Young LLP
                                   787 Seventh Avenue
                                   New York, NY 10019

                                                                   CMB-RSRV-SEMI